UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-5430

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  11/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      205,635
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs              COM            002824100      843   12,300 SH       SOLE       N/A       12,300      0    0
American Tower Corp      COM            029912201     2248   31,495 SH       SOLE       N/A       31,495      0    0
Amgen Incorporated       COM            31162100       260    3,080 SH       SOLE       N/A        3,080      0    0
Apple Computer           COM            037833100    15469   23,188 SH       SOLE       N/A       23,188      0    0
Arch Capital             ORD            G0450A105    11272  270,701 SH       SOLE       N/A      270,701      0    0
BERKSHIRE HATHAWAY I     CL B           084670702    15432  174,967 SH       SOLE       N/A      174,967      0    0
Blackstone Group LP      COM UNIT LTD   09253U108     8473  593,381 SH       SOLE       N/A      593,381      0    0
Boeing Co.               COM            09702315      7919  113,785 SH       SOLE       N/A      113,785      0    0
Chevrontexaco Corp       COM            166764100      387    3,321 SH       SOLE       N/A        3,321      0    0
Crown Castle Intl Cor    COM            228227104      327    5,100 SH       SOLE       N/A        5,100      0    0
Crown Holdings Inc       COM            228368106    13721  373,374 SH       SOLE       N/A      373,374      0    0
Ensco International Inc. COM            29358Q109      310    5,675 SH       SOLE       N/A        5,675      0    0
Enstar Group             COM            29358R107     4578   45,944 SH       SOLE       N/A       45,944      0    0
Exxon Mobil Corp         COM            30231G102     1642   17,950 SH       SOLE       N/A       17,950      0    0
General Electric         COM            369604603      215    9,477 SH       SOLE       N/A        9,477      0    0
Goldman Sachs Group      COM            38141G104     8180   71,955 SH       SOLE       N/A       71,955      0    0
Google Inc               COM            38259P508    10726   14,216 SH       SOLE       N/A       14,216      0    0
Gunther International    COM            40320312         3   10,000 SH       SOLE       N/A       10,000      0    0
International Business   COM            459200101      228    1,098 SH       SOLE       N/A        1,098      0    0
Johnson & Johnson Co     COM            478160104      674    9,776 SH       SOLE       N/A        9,776      0    0
JP Morgan Chase          COM            4662H100       304    7,499 SH       SOLE       N/A        7,499      0    0
Legacy Reserves Lp       INT LP INT     524707304     7304  253,350 SH       SOLE       N/A      253,350      0    0
Minnesota Mining and     COM            88579Y101      296    3,200 SH       SOLE       N/A        3,200      0    0
Oracle Corp              COM            68389X105     7222  229,576 SH       SOLE       N/A      229,576      0    0
Pepsico Inc              COM            713448108    12954  183,040 SH       SOLE       N/A      183,040      0    0
Plains All American      COM            726503105     8582   97,300 SH       SOLE       N/A       97,300      0    0
Procter & Gamble Co      COM            742718109     9144  131,835 SH       SOLE       N/A      131,835      0    0
Qualcomm                 COM            747525103     7356  117,760 SH       SOLE       N/A      117,760      0    0
Republic Services In     COM            760759100     5064  184,072 SH       SOLE       N/A      184,072      0    0
Retail Oppty Ivenstm     COM            76131N101     7138  554,659 SH       SOLE       N/A      554,659      0    0
Schlumberger             COM            806857108    12749  176,255 SH       SOLE       N/A      176,255      0    0
Tyco Intl. LTD New       SHS            H89128104     8197  145,705 SH       SOLE       N/A      145,705      0    0
Union Pacific Corp       COM            907818108     5217   43,955 SH       SOLE       N/A       43,955      0    0
Wells Fargo & Co. Ne     COM            949746101    11201  324,382 SH       SOLE       N/A      324,382      0    0
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